Commitments and Contingencies (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating agreements(1)	$ 1,051
Firm transportation agreements(1)	7,156
Unconditional purchase obligations(2)	12,884
Lease rentals and exploration work agreements	1,160
Obligations to fund equity investee(3)	703
Minimum future payments for commitments	22,954
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating agreements(1)	75
Firm transportation agreements(1)	576
Unconditional purchase obligations(2)	2,224
Lease rentals and exploration work agreements	79
Obligations to fund equity investee(3)	54
Minimum future payments for commitments	3,008
After 1 year but no more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating agreements(1)	310
Firm transportation agreements(1)	2,377
Unconditional purchase obligations(2)	5,517
Lease rentals and exploration work agreements	215
Obligations to fund equity investee(3)	290
Minimum future payments for commitments	8,709
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating agreements(1)	666
Firm transportation agreements(1)	4,203
Unconditional purchase obligations(2)	5,143
Lease rentals and exploration work agreements	866
Obligations to fund equity investee(3)	359
Minimum future payments for commitments	11,237
Husky Midstream Limited Partnership
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating agreements(1)	1,100
Firm transportation agreements(1)		$ 1,800
Joint Venture, Counterparties
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Unconditional purchase obligations(2)	$ 2,200